Debt and Warrant Liabilities - Steele Consolidated Notes (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 23, 2024
Debt and Warrant Liabilities
Interest payable	$ 869,821	$ 57,474,111
Steele Consolidated Notes
Debt and Warrant Liabilities
Principal balance payable	3,000,000		$ 3,000,000
Interest rate			9.00%
Interest payable	$ 67,500